Segment Information	12 Months Ended
Apr. 30, 2026
Disclosure of operating segments [Abstract]
Segment Information [Text Block]

15. Segment Information

The Company has one reportable segment, mainly mineral exploration, evaluation and development.

Geographic information

The Company's non-current assets by location of assets are as follows:

	April 30, 2026	April 30, 2025
	$	$
Canada	31,821	1,660
Mexico	269,817	180,745
	301,638	182,405